(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Operating Profit/(Loss) for Cardiac) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
(Loss)/Profit on re-measurement of assets and liabilities:
Tax (expense)/credit	$ (182)	$ (1,006)	$ (1,115)
(Loss)/Profit for the year on discontinued operations	(375)	77	568
Sweden [Member]
(Loss)/Profit on re-measurement of assets and liabilities:
Closure provision	127	(8)	(22)
Foreign currency translation reserve	(64)	85
Tax (expense)/credit	(438)		590
Total (loss)/profit	(375)	77	568
(Loss)/Profit for the year on discontinued operations	$ (375)	$ 77	$ 568